PARTNERSHIP CAPITAL	6 Months Ended
Jun. 30, 2018
Equity [abstract]
PARTNERSHIP CAPITAL
PARTNERSHIP CAPITAL
As at June 30, 2018, our partnership’s capital structure was comprised of three classes of partnership units: limited partnership units, preferred units and general partnership units. Units entitle the holder to their proportionate share of distributions. Preferred units entitle the holder to cumulative preferential cash distributions in accordance with their terms. General partnership units entitle the holder to the right to govern the financial and operating policies of our partnership. The Holding LP’s capital structure is composed of four classes of partnership units: special general partner units, Holding LP Class A preferred units, managing general partner units and redeemable partnership units held by Brookfield.
(a) Special General and Limited Partnership Capital

	Special General Partner Units		Limited Partnership Units		Total
UNITS MILLIONS	As of and for the six-month period ended June 30, 2018	As of and for the 12 month period ended Dec. 31, 2017	As of and for the six-month period ended June 30, 2018	As of and for the 12 month period ended Dec. 31, 2017	As of and for the six-month period ended June 30, 2018	As of and for the 12 month period ended Dec. 31, 2017
Opening balance	1.6	1.6	276.6	259.4	278.2	261.0
Issued for cash	—	—	0.2	17.2	0.2	17.2
Ending balance	1.6	1.6	276.8	276.6	278.4	278.2

The weighted average number of special general partner units outstanding for the three and six-month periods ended June 30, 2018 was 1.6 million (2017: 1.6 million). The weighted average number of limited partnership units outstanding for the three and six-month periods ended June 30, 2018 was 276.7 million and 276.6 million, respectively (2017: 259.6 million and 259.5 million).

	Special General Partner		Limited Partners		Total
US$ MILLIONS	As of and for the six-month period ended June 30, 2018	As of and for the 12 month period ended Dec. 31, 2017	As of and for the six-month period ended June 30, 2018	As of and for the 12 month period ended Dec. 31, 2017	As of and for the six-month period ended June 30, 2018	As of and for the 12 month period ended Dec. 31, 2017
Opening balance	$19	$19	$4,907	$4,215	$4,926	$4,234
Unit issuance	—	—	8	692	8	692
Ending balance	$19	$19	$4,915	$4,907	$4,934	$4,926

In September 2017, our partnership issued 16.6 million units at $42 per unit under shelf registrations in the U.S. and Canada. In total, $700 million of gross proceeds were raised through the issuance and $28 million in equity issuance costs were incurred.
In June 2010, we implemented a distribution reinvestment plan (the “Plan”) that allows eligible holders of our partnership to purchase additional units by reinvesting their cash distributions. Under the Plan, units are acquired at a price per unit calculated by reference to the volume weighted average of the trading price for our units on the New York Stock Exchange for the five trading days immediately preceding the relevant distribution date. During the six-month period ending June 30, 2018, our partnership issued less than 1 million units for proceeds of $8 million (2017: less than 1 million units for proceeds of $11 million).
(b) Non-controlling interest – Redeemable Partnership Units held by Brookfield

	Non-controlling interest – Redeemable Partnership Units held by Brookfield
UNITS MILLIONS	As of and for the six-month period ended June 30, 2018	As of and for the 12 month period ended Dec. 31, 2017
Opening balance	115.8	108.4
Issued for cash	—	7.4
Ending balance	115.8	115.8

The weighted average number of Redeemable Partnership Units outstanding for the three and six-month periods ended June 30, 2018 was 115.8 million (2017: 108.4 million for the three and six-month periods).

	Non-controlling interest – Redeemable Partnership Units held by Brookfield
US$ MILLIONS	As of and for the six-month period ended June 30, 2018	As of and for the 12 month period ended Dec. 31, 2017
Opening balance	$2,078	$1,778
Unit issuance	—	300
Ending balance	$2,078	$2,078

In September 2017, Brookfield Infrastructure issued 7.4 million Redeemable Partnership Units to Brookfield for proceeds of $300 million.
c) Preferred Unitholders’ Capital

	Preferred Units
UNITS MILLIONS	As of and for the six-month period ended June 30, 2018	As of and for the 12 month period ended Dec. 31, 2017
Opening balance	32.0	20.0
Issued for cash	8.0	12.0
Ending balance	40.0	32.0

	Preferred Units
US$ MILLIONS	As of and for the six-month period ended June 30, 2018	As of and for the 12 month period ended Dec. 31, 2017
Opening balance	$595	$375
Unit issuance	157	220
Ending balance	$752	$595

In January 2018, our partnership issued 8 million Series 9 Preferred Units, at C$25 per unit with a quarterly fixed distribution at a rate of 5.00% annually for the initial period ending March 31, 2023. In total, $161 million or C$200 million of gross proceeds were raised, $4 million in underwriting costs were incurred and less than $1 million in issuance costs were incurred.
In January 2017, our partnership issued 12 million Series 7 Preferred Units, at C$25 per unit with a quarterly fixed distribution at a rate of 5.00% annually for the initial period ending March 31, 2022. In total, $225 million or C$300 million of gross proceeds were raised, $4 million in underwriting costs were incurred and less than $1 million in issuance costs were incurred.